Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2017
Other Income and Expenses [Abstract]
Supplemental consolidated statements of income information
20.	Supplemental consolidated statements of income information

(1)	Other operating expense, net

Sony records transactions in other operating expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.

Other operating expense, net is comprised of the following:

	Yen in millions
	March 31
	2015	2016	2017
Gain on sale of the U.S. headquarters building*1	(5,991)	(6,545)	—
Gain on sale of Sony City Osaki*1	(4,914)	(4,914)	(4,914)
Gain on sales of music publishing catalog in Pictures segment	(1,871)	—	—
(Gain) loss on sale, remeasurement, and issuance of M3 shares*2	113	(2)	(37,167)
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net*3	1,716	(31,778)	(4,259)
(Gain) loss on sale, disposal or impairment of assets, net*4	192,605	90,410	195,341

	181,658	47,171	149,001

*1	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.

*2	Refer to Note 5.

*3	Refer to Notes 24 and 25.

*4	Refer to Notes 9, 13, 19 and 25.

(2)	Research and development costs

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2015, 2016 and 2017 were 464,320 million yen, 468,183 million yen and 447,456 million yen, respectively.

(3)	Advertising costs

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2015, 2016 and 2017 were 444,444 million yen, 391,326 million yen and 363,815 million yen, respectively.

(4)	Shipping and handling costs

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2015, 2016 and 2017 were 65,561 million yen, 50,803 million yen and 42,195 million yen, respectively, which included the internal transportation costs of finished goods.